WARRANTS	12 Months Ended
Dec. 31, 2013
WARRANTS.
WARRANTS

17. WARRANTS

On January 25, 2010, the Company completed an IPO, whereby the Company issued 6,000,000 units of securities at US$16.00 per unit. Each unit consists of one ADS and one warrant (“IPO Warrant”). Each ADS represents three ordinary shares and each IPO Warrant entitles the holder to purchase three ordinary shares for an exercise price of US$15.00. The Company determined that the relative fair value of the ADSs and the IPO Warrants was US$14.80 and US$1.20, respectively, and allocated the sales proceeds of US$16.00 per unit of securities to the ADS and the IPO Warrant based on their relative fair values. The exercise period of the IPO Warrants commences on the date of issuance and expires on the earlier of January 25, 2014 or the redemption of the warrants by the Company. The IPO Warrants can be redeemed at the option of the Company at any time during the exercise period at US$0.01 per warrant, provided that the sales price per ADS equals or exceeds US$23.00 for any 20 trading days within a 30-trading day period before the redemption. The IPO Warrants expired unexercised on January 25, 2014.

On January 25, 2010, the Company issued a warrant to Broadband Capital Management LLC (“Broadband Capital”), as part of the payment for services rendered by Broadband Capital in connection with the Company’s IPO, for US$100.00. The warrant allows Broadband Capital to purchase a number of units of securities equal to an aggregate of 4% of the units of securities sold in the IPO at an exercise price of 120% of the IPO price, or US$19.20 per unit (the “Underwriter’s Warrants”). The warrants underlying the units of securities issuable upon exercise of the Underwriter’s Warrant are equivalent to the IPO Warrants, except that the Underwriter’s Warrants are exercisable at 120% of the IPO warrant exercise price, or $18.00 for three ordinary shares. The Underwriter’s Warrants are exercisable on a cashless basis, are non-redeemable and have a five-year term.

Upon the closing of the Company’s IPO on January 25, 2010 and as of December 31, 2012 and 2013, in accordance with ASC sub-topic 815-40 (“ASC 815-40”), Derivatives and Hedging: Contracts in Entity’s Own Equity, the IPO Warrants and Underwriter’s Warrants were concluded to be indexed solely to the Company’s own stock since the warrants do not contain an exercise contingency based on an observable market or an observable index, and the settlement amount would equal to the difference between the fair value of a fixed number of the Company’s ordinary shares and a fixed exercise price. In addition, the Company evaluated ASC 815-40-25-7 to ASC 815-40-25-35 and concluded that the IPO Warrants and Underwriter’s Warrants could only be physical settled or net-share settled but not net-cash settled. Therefore, the IPO Warrants and Underwriter’s Warrants have been classified as equity since the Company’s IPO on January 25, 2010.

The IPO Warrants and Underwriter’s Warrants will continue to be reported as equity until such time as the warrants are exercised, expire, or become cash-settleable. In the event of a reclassification from equity to liability, the warrants will be measured at a new fair value as of the reclassification date with the change from the existing carrying value to the new fair value as an adjustment to shareholders’ equity.

On July 26, 2010, the directors of China Hydro LLC (“CHL”), a limited liability company formed under the laws of the State of Delaware which holds the equity interest in the Company for the founding shareholders, resolved to distribute its ordinary shares in the Company and its warrants to purchase ordinary shares of the Company (the “Founders’ Warrants”) to the founding shareholders in proportion of their shareholding percentage at nil consideration. In connection with the distribution, CHL distributed to Sam Shoen and Shoen’s Trusts (collectively, “Shoen”) 66,964 Founders’ Warrants (the “Shoen’s Warrants”). Except for the Shoen’s Warrants, all of the other Founders’ Warrants expired unexercised.

On August 18, 2011, the Company amended the exercise price of the 18,666,666 warrants, each to purchase one ordinary share, held by Vicis Capital Master Fund (“Vicis”) from US$5.00 per share to US$1.1544 per share. Immediately after the amendment, Vicis exercised 8,662,509 of the warrants to purchase 8,662,509 ordinary shares of the Company at the reduced exercise price of US$1.1544 per share. Vicis holds 10,004,157 warrants after the exercise. On August 19, 2011, the Company further amended four other terms of the remaining 10,004,157 warrants held by Vicis (the “Vicis’ Amended Warrants”) by (i) introducing full-ratchet anti-dilution protection where the exercise price is further adjusted to equal the dilutive price if the Company issues or sells any shares or equity-linked instrument at a price per share or new exercise price per share less than the reduced exercise price of US$1.1544; (ii) providing a cashless exercise option; (iii) increasing the hurdle for the Company’s exercise of its call option over the Holders’ Warrants, from a bid price equals or exceeds US$8.50 per share to US$17.66 per share; and (iv) extending the exercise period to the earlier of December 31, 2013 or upon redemption of the Vicis’ Amended Warrants by the Company.

On October 27, 2011, the Company amended the exercise price of the Shoen’s Warrants to US$1.15 per share. Immediately after the amendment, Shoen exercised 31,072 of the warrants to purchase 31,072 ordinary shares of the Company at the reduced exercise price of US$1.15 per share. After the exercise, the Company further amended four other terms of the remaining 35,892 warrants held by Shoen (the “Shoen’s Amended Warrants”) by (i) introducing full-ratchet anti-dilution protection where the exercise price is further adjusted to equal the dilutive price if the Company issues or sells any shares or equity-linked instrument at a price per share or new exercise price per share less than the reduced exercise price of US$1.15; (ii) providing a cashless exercise option; (iii) increasing the hurdle for the Company’s exercise of its call option over the Founders’ Warrants, from a bid price equals or exceeds US$8.50 per share to US$17.66 per share; and (iv) extending the exercise period to the earlier of December 31, 2013 or upon redemption of the Shoen’s Amended Warrants by the Company.

The Company evaluated ASC 815-40-15 and concluded that the 10,004,157 Vicis’ Amended Warrants and the 35,892 Shoen’s Amended Warrants are not indexed to its own stock due to the full-ratchet anti-dilution protection because the issuance of shares or an-equity-linked instrument in the future is not an input to the determination of the fair value of the settlement amount of a fixed-for-fixed or equity instrument. Therefore, the Vicis’ Amended Warrants and the Shoen’s Amended Warrants were reclassified from equity to liability. In accordance with ASC 815-40-35, the change in fair value of the Vicis’ Amended Warrants and the Shoen’s Amended Warrants during the period these warrants were classified as equity was accounted for as an adjustment to shareholders’ equity with any subsequent change in fair value being adjusted through earnings. The aggregate fair value of the Vicis’ Amended Warrants and the Shoen’s Amended Warrants were US$1,391, US$440, US$839 and nil at the time of amendment and as of December 31, 2011, 2012 and 2013, respectively. Thus, a debit to additional paid-in capital of US$1,391 and a gain of US$951 from the change in fair value of the Vicis’ Amended Warrants and Shoen’s Amended Warrants were recognized in the statements of shareholders’ equity and the statements of comprehensive income, respectively, during the year ended December 31, 2011. A loss of US$399 and a gain of US$839 from the change in fair value of the Vicis’ Amended Warrants and Shoen’s Amended Warrants were recognized in the statements of comprehensive income during the years ended December 31, 2012 and 2013, respectively. As of December 31, 2013, the Vicis’ Amended Warrants and Shoen’s Amended Warrants expired unexercised.

The fair values of Vicis’ Amended Warrants and Shoen’s Amended Warrants, which are classified as liabilities, were estimated at their commitment date and December 31, 2011 and 2012 using the following assumptions:

	Vicis’ Amended Warrants	Shoen’s Amended Warrants	Vicis’/Shoen’s Amended Warrants	Vicis’/Shoen’s Amended Warrants
Commitment date/ year-end date	August 18, 2011	October 27, 2011	December 31, 2011	December 31, 2012
Average risk-free rate of return	0.24%	0.24%	0.24%	0.14%
Expected term/life	2.38 years	2.18 years	2.00 years	1.00 years
Volatility rate	52.52%	51.20%	72.00%	88.40%
Expected dividend yield	—	—	—	—
Fair value of ordinary share	0.14	0.04	0.04	0.57
Estimated forfeiture rate	0%	0%	0%	0%

The fair values of the IPO Warrants and Underwriter’s Warrants, which are classified as equity, were estimated at their commitment date using the following assumptions:

	IPO Warrants	Underwriter’s Warrants
Commitment date	January 25, 2010	January 25, 2010
Average risk-free rate of return	2.40%	2.40%
Expected term/life	4.99 years	4.99 years
Volatility rate	66.00%	66.00%
Expected dividend yield	—	—
Fair value of ordinary share	4.93	4.93
Estimated forfeiture rate	0%	0%

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the fair value of the Company’s ordinary shares as of December 31, 2013, for those warrants that have an exercise price currently below the fair value of the Company’s ordinary shares. As of December 31, 2013, the Company has warrants outstanding to purchase an aggregate 19,440,000 ordinary shares. None of these warrants has an exercise price below the fair value of the Company’s ordinary shares, resulting in an aggregate intrinsic value of nil.

All warrants were vested as of the date they were issued, except for the Underwriter’s Warrants which vested on July 19, 2011, 540 days after the IPO. Except for the exercise and expiration of warrants described above, no other warrants were redeemed, forfeited, cancelled or exercised for the years ended December 31, 2011, 2012 and 2013.